Segment Report Segment Report (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure of entity's operating segments [Abstract]
Segment Report
SEGMENT REPORT continued

	Revenue 30 June			Production cost 30 June			Production profit/(loss) 30 June			Mining assets 30 June			Capital expenditure# 30 June			Kilograms produced* 30 June			Tonnes milled* 30 June
	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018
	Rand million			Rand million			Rand million			Rand million			Rand million			Kg			t'000

South Africa
Underground
Tshepong Operations	5 452	4 685	5 389	4 298	3 973	3 799	1 154	712	1 590	6 733	6 297	8 078	930	1 130	1 008	7 293	7 967	9 394	1 417	1 612	1 716
Moab Khotsong	5 008	4 470	1 672	3 344	3 101	952	1 664	1 369	720	3 842	3 634	3 670	498	559	173	6 592	7 928	3 296	746	970	327
Bambanani	1 591	1 477	1 616	1 040	994	896	551	483	720	443	562	659	50	61	64	2 132	2 515	2 821	200	230	233
Joel	1 037	957	954	1 010	971	920	27	(14)	34	1 080	947	995	151	187	250	1 391	1 567	1 635	349	429	454
Doornkop	2 270	1 931	1 958	1 730	1 564	1 411	540	367	547	2 841	2 759	2 721	281	308	274	2 994	3 273	3 429	681	730	696
Target 1	1 524	1 585	1 630	1 499	1 491	1 318	25	94	312	1 276	1 076	1 260	347	297	309	2 244	2 653	2 854	543	588	680
Kusasalethu	2 293	2 975	2 483	2 577	2 395	2 026	(284)	580	457	1 253	1 300	2 151	188	316	289	3 015	4 989	4 429	615	742	670
Masimong	1 401	1 359	1 505	1 258	1 205	1 154	143	154	351	41	106	57	24	109	129	1 999	2 309	2 623	489	602	647
Unisel	681	713	733	580	564	771	101	149	(38)	6	46	38	7	45	85	982	1 212	1 280	219	256	376
Surface
All other surface operations	3 302	2 403	2 009	2 135	1 938	1 521	1 167	465	488	745	724	553	118	84	136	4 349	4 099	3 570	16 264	15 931	14 143
Total South Africa	24 559	22 555	19 949	19 471	18 196	14 768	5 088	4 359	5 181	18 260	17 451	20 182	2 594	3 096	2 717	32 991	38 512	35 331	21 523	22 090	19 942
International
Hidden Valley (a)	3 748	3 591	409	1 639	1 362	234	2 109	2 229	175	3 810	3 694	3 884	959	1 591	1 563	4 872	6 222	2 862	3 906	3 886	2 499
Total international	3 748	3 591	409	1 639	1 362	234	2 109	2 229	175	3 810	3 694	3 884	959	1 591	1 563	4 872	6 222	2 862	3 906	3 886	2 499
Total operations	28 307	26 146	20 358	21 110	19 558	15 002	7 197	6 588	5 356	22 070	21 145	24 066	3 553	4 687	4 280	37 863	44 734	38 193	25 429	25 976	22 441
Reconciliation of segment information to the consolidated income statement and balance sheet	938	766	94	938	766	82	—	—	12	22 622	15 591	15 455
	29 245	26 912	20 452	22 048	20 324	15 084	7 197	6 588	5 368	44 692	36 736	39 521	3 553	4 687	4 280	37 863	44 734	38 193	25 429	25 976	22 441

#	Capital expenditure for international operations excludes expenditure spent on Wafi-Golpu of R54 million (2019: R350 million) (2018: R288 million).

(a)	Capital expenditure for 2018 comprises of expenditure of R2 609 million net of capitalised revenue of R1 046 million. No revenue was capitalised in 2019 or 2020.

*	Production statistics are unaudited.